Financial risk management and financial instruments - Fair Value (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial risk management and financial instruments
Transfers from Level 1 to Level 2, assets	R 0
Transfers from Level 2 to Level 1, assets	0
Transfers into Level 3, assets	0
Transfers out of Level 3, assets	0
Transfers from Level 1 to Level 2, liabilities	0
Transfers from Level 2 to Level 1, liabilities	0
Transfers into Level 3, liabilities	0
Transfers out of Level 3, liabilities	0
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	71,667	R 72,226
Listed long-term debt | Level 1
Financial risk management and financial instruments
Financial liabilities - fair value	71,667	72,226
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	26,824	34,274
Unlisted long-term debt | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	26,824	34,274
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	255	303
Short-term debt and bank overdraft | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	255	303
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	39,873	23,289
Trade and other payables | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	39,873	23,289
Commodity and currency derivative liabilities | Level 2
Financial risk management and financial instruments
Financial liabilities - fair value	6,845	2,456
Interest rate swap | Level 2
Financial risk management and financial instruments
Financial liabilities - fair value		2,103
Embedded derivative | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	282	514
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	480	466
Investments in listed securities | Level 1
Financial risk management and financial instruments
Financial assets - fair value	480	466
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	13	8
Investments in unlisted securities | Level 3
Financial risk management and financial instruments
Financial assets - fair value	13	8
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - fair value	1,531	1,422
Long-term restricted cash | Level 1
Financial risk management and financial instruments
Financial assets - fair value	1,531	1,422
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	3,023	3,879
Long-term receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	3,023	3,879
Commodity and currency derivative assets | Level 2
Financial risk management and financial instruments
Financial assets - fair value	247	1,436
Embedded derivative | Level 3
Financial risk management and financial instruments
Financial assets - fair value	621	887
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	38,936	27,140
Trade and other receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	38,936	27,140
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	43,140	31,231
Cash and cash equivalents | Level 1
Financial risk management and financial instruments
Financial assets - fair value	R 43,140	R 31,231